Property, Plant and Equipment, Net	12 Months Ended
Sep. 30, 2025
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 7 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment as of September 30, 2025 and 2024 consisted of the following:

	As of September 30, 2025	As of September 30, 2024
Buildings	$20,126,269	$20,417,081
Machinery and equipment	15,433,302	9,283,954
Electronic equipment	1,659,397	2,059,532
Transportation vehicles	307,553	351,331
Office equipment	368,984	311,687
Leasehold improvement on leased property	1,417,481	477,595
Construction in progress	1,539,486	1,429,109
Total property plant and equipment, at cost	40,852,472	34,330,289
Less: accumulated depreciation	(11,174,074)	(9,820,649)
Property, plant and equipment, net	$29,678,398	$24,509,640

Depreciation expense was $2,294,586, $3,730,818 and $2,438,320 for the years ended September 30, 2025, 2024 and 2023, respectively. For the years ended September 30, 2025, 2024 and 2023, the Company recorded no impairment of property, plant and equipment.

For the years ended September 30, 2025, the Company disposed machinery, equipment and transportation vehicles with a net book value of $256,886 (cost of $1,1211,122, accumulated depreciation of $864,236 and received cash from disposal of $213,126, causing a net disposal income of $130,589 included in operating income.

For the years ended September 30, 2024, the Company disposed machinery, equipment and transportation vehicles with a net book value of $401,289 (cost of $697,288, accumulated depreciation of $295,999 and received cash from disposal of $502,465, causing a net disposal income of $101,177 included in operating income.

For the years ended September 30, 2025 and 2024 the construction in progress assets were related to construction of manufacturing facilities for the Company.

As of September 30, 2025 and 2024, the Company pledged buildings to secure banking facilities granted to the Company. The carrying values of the pledged buildings to secure bank borrowings by the Company are shown in Note 14.